ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Advertising – 1.5%
Entravision Communications Corp., Class A	11,346	$72,728
Stagwell, Inc.*	9,217	66,731
Total Advertising		139,459

Auto Parts & Equipment – 0.6%
Shyft Group, Inc. (The)	1,448	52,287

Banks – 12.0%
Business First Bancshares, Inc.	1,703	41,434
Byline Bancorp, Inc.	2,009	53,600
Capstar Financial Holdings, Inc.	2,435	51,330
Carter Bankshares, Inc.*	2,774	48,184
Coastal Financial Corp.*	1,615	73,886
Esquire Financial Holdings, Inc.*	1,507	50,650
First Bank	3,498	49,742
First Foundation, Inc.	1,830	44,451
First Internet Bancorp	1,050	45,160
Five Star Bancorp	1,491	42,195
Hanmi Financial Corp.	2,298	56,554
Mercantile Bank Corp.	1,236	43,779
Metrocity Bankshares, Inc.	1,621	38,061
Metropolitan Bank Holding Corp.*	768	78,159
Midland States Bancorp, Inc.	1,558	44,964
MVB Financial Corp.	1,355	56,232
Northeast Bank	1,450	49,460
PCB Bancorp	2,440	55,998
Peapack-Gladstone Financial Corp.	1,150	39,963
Provident Bancorp, Inc.	2,950	47,849
Republic First Bancorp, Inc.*	8,500	43,860
Shore Bancshares, Inc.	2,198	45,015
South Plains Financial, Inc.	1,260	33,491
Total Banks		1,134,017

Biotechnology – 3.8%
Adicet Bio, Inc.*	3,495	69,795
AnaptysBio, Inc.*	1,366	33,795
Bioceres Crop Solutions Corp. (Argentina)*(a)	3,343	45,532
Kezar Life Sciences, Inc.*	3,601	59,849
Liquidia Corp.*(a)	7,964	57,181
Sierra Oncology, Inc. (Canada)*(a)	1,500	48,075
Viridian Therapeutics, Inc.*	2,511	46,428
Total Biotechnology		360,655

Chemicals – 2.8%
AdvanSix, Inc.	1,597	81,591
CVR Partners LP	998	137,694
Hawkins, Inc.	920	42,228
Total Chemicals		261,513

Coal – 3.9%
Alpha Metallurgical Resources, Inc.*	1,960	258,642
Natural Resource Partners LP(a)	1,519	64,922
SunCoke Energy, Inc.	5,378	47,918
Total Coal		371,482

Commercial Services – 8.7%
Alta Equipment Group, Inc.*	3,217	39,762
Atento SA (Brazil)*(a)	2,121	58,646
Carriage Services, Inc.	1,030	54,930
Civeo Corp.*	2,113	49,877
CRA International, Inc.	560	47,186
Cross Country Healthcare, Inc.*	2,998	64,967
DLH Holdings Corp.*	2,552	48,335
Franklin Covey Co.*	1,179	53,314
HireQuest, Inc.(a)	2,343	44,798
Hudson Global, Inc.*	1,150	46,771
Information Services Group, Inc.	8,581	58,437
Quad/Graphics, Inc.*	6,700	46,498
RCM Technologies, Inc.*	5,883	58,006
Textainer Group Holdings Ltd. (China)	2,035	77,472
Transcat, Inc.*	951	77,164
Total Commercial Services		826,163

Computers – 0.4%
Everspin Technologies, Inc.*(a)	4,517	39,343

Distribution/Wholesale – 3.7%
A-Mark Precious Metals, Inc.	636	49,189
Hudson Technologies, Inc.*	12,001	74,526
Titan Machinery, Inc.*	1,716	48,494
Veritiv Corp.*	1,056	141,071
VSE Corp.	867	39,960
Total Distribution/Wholesale		353,240

Diversified Financial Services – 5.6%
B. Riley Financial, Inc.	975	68,211
Cowen, Inc., Class A	1,396	37,832
Curo Group Holdings Corp.	2,965	38,693
EZCORP, Inc., Class A*	6,460	39,018
Freedom Holding Corp. NV (Kazakhstan)*(a)	1,398	83,321
GAMCO Investors, Inc., Class A	1,880	41,567
Greenhill & Co., Inc.	2,591	40,083
Oppenheimer Holdings, Inc., Class A	995	43,362
Pzena Investment Management, Inc., Class A	4,270	34,245
Regional Management Corp.	1,358	65,958
Velocity Financial, Inc.*	3,829	41,889
Total Diversified Financial Services		534,179

Electrical Components & Equipment – 0.9%
Insteel Industries, Inc.	1,211	44,795
Pioneer Power Solutions, Inc.	7,551	42,739
Total Electrical Components & Equipment		87,534

Electronics – 1.4%
Camtek Ltd. (Israel)*	3,002	91,441
Kimball Electronics, Inc.*	2,043	40,839
Total Electronics		132,280

Energy - Alternate Sources – 0.4%
REX American Resources Corp.*	370	36,852

Engineering & Construction – 2.1%
Concrete Pumping Holdings, Inc.*	6,085	40,769
IES Holdings, Inc.*	1,086	43,657
MYR Group, Inc.*	691	64,982
Sterling Construction Co., Inc.*	1,803	48,321
Total Engineering & Construction		197,729

Entertainment – 1.9%
Golden Entertainment, Inc.*	1,820	105,687
RCI Hospitality Holdings, Inc.	1,261	77,501
Total Entertainment		183,188

Environmental Control – 0.5%
Heritage-Crystal Clean, Inc.*	1,489	44,089

Food – 0.5%
Natural Grocers by Vitamin Cottage, Inc.	2,633	51,607

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Gas – 0.5%
Global Partners LP(a)	1,801	$49,113

Healthcare - Products – 1.7%
Cutera, Inc.*(a)	940	64,860
iRadimed Corp.	1,023	45,871
Sensus Healthcare, Inc.*	5,318	53,818
Total Healthcare - Products		164,549

Home Builders – 0.4%
Beazer Homes USA, Inc.*	2,347	35,721

Home Furnishings – 0.4%
Ethan Allen Interiors, Inc.	1,605	41,842

Insurance – 2.2%
Investors Title Co.	242	49,177
MBIA, Inc.*	3,847	59,205
Oxbridge Re Holdings Ltd. (Cayman Islands)*	7,400	40,478
Tiptree, Inc.	4,669	59,997
Total Insurance		208,857

Internet – 1.2%
DHI Group, Inc.*	10,500	62,475
Focus Universal, Inc.*	3,940	52,796
Total Internet		115,271

Leisure Time – 0.9%
Vista Outdoor, Inc.*	2,444	87,226

Lodging – 2.0%
Bluegreen Vacations Holding Corp.*	1,939	57,336
Century Casinos, Inc.*	4,095	48,936
Full House Resorts, Inc.*	8,320	79,955
Total Lodging		186,227

Media – 2.6%
Cumulus Media, Inc., Class A*	3,810	37,910
Gannett Co., Inc.*	8,377	37,780
Thryv Holdings, Inc.*	1,911	53,737
Townsquare Media, Inc., Class A*	4,140	52,951
Value Line, Inc.	897	60,099
Total Media		242,477

Metal Fabricate/Hardware – 3.4%
Ryerson Holding Corp.	2,615	91,577
Steel Partners Holdings LP*(a)	3,438	142,883
TimkenSteel Corp.*	4,095	89,599
Total Metal Fabricate/Hardware		324,059

Miscellaneous Manufacturing – 0.5%
Haynes International, Inc.	1,160	49,416

Oil & Gas – 8.9%
Amplify Energy Corp.*	9,397	51,684
Berry Corp.	5,421	55,945
Calumet Specialty Products Partners LP*(a)	7,943	108,104
Falcon Minerals Corp.(a)	6,450	43,473
Kimbell Royalty Partners LP	3,395	55,203
Permian Basin Royalty Trust	6,602	82,591
Ranger Oil Corp., Class A*	1,593	55,006
Sabine Royalty Trust	740	42,735
San Juan Basin Royalty Trust	8,937	78,377
SandRidge Energy, Inc.*	8,482	135,882
SilverBow Resources, Inc.*(a)	1,980	63,360
VAALCO Energy, Inc.	11,506	75,134
Total Oil & Gas		847,494

Oil & Gas Services – 1.3%
Newpark Resources, Inc.*	10,942	40,048
Select Energy Services, Inc., Class A*	4,600	39,422
Tidewater, Inc.*	1,950	42,393
Total Oil & Gas Services		121,863

Pharmaceuticals – 0.3%
Tricida, Inc.*	3,650	30,003

Pipelines – 1.0%
Green Plains Partners LP	3,336	47,238
Rattler Midstream LP	3,300	46,101
Total Pipelines		93,339

Real Estate – 0.4%
Legacy Housing Corp.*	1,887	40,495

REITS – 4.8%
BRT Apartments Corp.	2,170	52,015
City Office REIT, Inc.	2,700	47,682
CTO Realty Growth, Inc.	743	49,276
Farmland Partners, Inc.	3,690	50,737
Gladstone Land Corp.	2,061	75,062
Granite Point Mortgage Trust, Inc.	3,314	36,852
New York City REIT, Inc., Class A	3,710	48,972
Plymouth Industrial REIT, Inc.	1,887	51,138
Whitestone REIT	3,562	47,196
Total REITS		458,930

Retail – 5.7%
Biglari Holdings, Inc., Class B*	294	42,515
Build-A-Bear Workshop, Inc.	2,979	54,456
Caleres, Inc.	2,043	39,491
Cato Corp. (The), Class A	3,005	44,053
Conn’s, Inc.*	1,880	28,971
Genesco, Inc.*	991	63,038
Good Times Restaurants, Inc.*	9,992	34,972
J Jill, Inc.*	2,228	33,799
Movado Group, Inc.	1,458	56,935
ONE Group Hospitality, Inc. (The)*	5,544	58,267
Tile Shop Holdings, Inc.	6,067	39,739
TravelCenters of America, Inc.*	1,100	47,256
Total Retail		543,492

Savings & Loans – 0.9%
Hingham Institution For Savings The	117	40,155
HomeTrust Bancshares, Inc.	1,438	42,464
Total Savings & Loans		82,619

Semiconductors – 1.0%
Richardson Electronics Ltd.	4,642	57,747
SMART Global Holdings, Inc.*	1,563	40,372
Total Semiconductors		98,119

Software – 1.8%
Digi International, Inc.*	1,985	42,717
Donnelley Financial Solutions, Inc.*	2,227	74,070
Inspired Entertainment, Inc.*	4,019	49,434
Total Software		166,221

Transportation – 7.2%
Capital Product Partners LP (Greece)	3,702	67,487
Covenant Logistics Group, Inc.	1,666	35,869
Danaos Corp. (Greece)	1,820	186,696
Daseke, Inc.*	5,137	51,729
Grindrod Shipping Holdings Ltd. (Singapore)	3,238	82,375
OceanPal, Inc. (Greece)	1,089	817

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
PAM Transportation Services, Inc.*	2,212	$76,867
Singularity Future Technology Ltd.*(a)	5,911	82,872
USA Truck, Inc.*	2,638	54,343
USD Partners LP	6,960	41,899
Total Transportation		680,954

Total Common Stocks
(Cost $8,731,314)		9,473,905

MONEY MARKET FUND – 0.3%
STIT - Government & Agency Portfolio, Institutional Class, 0.25%(b)
(Cost $29,664)	29,664	29,664

REPURCHASE AGREEMENTS – 6.9%(c)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $253,980)	$249,000	249,000
Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.31%, total to be received $157,560, (collateralized by various U.S. Government Agency Obligations, 2.00%-10.00%, 06/15/22-01/20/52, totaling $160,710)	157,559	157,559
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $249,002, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $253,980)	249,000	249,000

Total Repurchase Agreements
(Cost $655,559)		655,559

Total Investments – 107.0%
(Cost $9,416,537)		10,159,128
Liabilities in Excess of Other Assets – (7.0%)		(667,456)
Net Assets – 100.0%		$9,491,672

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $699,556; the aggregate market value of the collateral held by the fund is $717,191. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $61,632.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,473,905	$–	$–	$9,473,905
Money Market Fund	29,664	–	–	29,664
Repurchase Agreements	–	655,559	–	655,559
Total	$9,503,569	$655,559	$–	$10,159,128

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.5%
Auto Parts & Equipment	0.6
Banks	12.0
Biotechnology	3.8
Chemicals	2.8
Coal	3.9
Commercial Services	8.7
Computers	0.4
Distribution/Wholesale	3.7
Diversified Financial Services	5.6
Electrical Components & Equipment	0.9
Electronics	1.4
Energy - Alternate Sources	0.4
Engineering & Construction	2.1
Entertainment	1.9
Environmental Control	0.5
Food	0.5
Gas	0.5
Healthcare - Products	1.7
Home Builders	0.4
Home Furnishings	0.4
Insurance	2.2
Internet	1.2
Leisure Time	0.9
Lodging	2.0
Media	2.6
Metal Fabricate/Hardware	3.4
Miscellaneous Manufacturing	0.5
Oil & Gas	8.9
Oil & Gas Services	1.3
Pharmaceuticals	0.3
Pipelines	1.0
Real Estate	0.4
REITS	4.8
Retail	5.7
Savings & Loans	0.9
Semiconductors	1.0
Software	1.8
Transportation	7.2
Money Market Fund	0.3
Repurchase Agreements	6.9
Total Investments	107.0
Liabilities in Excess of Other Assets	(7.0)
Net Assets	100.0%